ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2017
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accrued expenses and other current liabilities consisted of the following as of September 30, 2017 and 2016:

	As of September 30,
	2017	2016
VAT payable	$3,742,952	$3,096,782
Other tax payables	74,665	54,330
Other	639,553	265,501
Total	$4,457,170	$3,416,613